Materials, energy and consumables used (Tables)	12 Months Ended
Jun. 30, 2026
Materials, energy and consumables used
Schedule of materials, energy and consumables used

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Cost of raw materials*	110 572	102 915	114 889
Cost of energy and other consumables used in production process	27 460	26 226	23 068
	138 032	129 141	137 957

*Includes R3,9 billion reduction in the prior year relating to compensation from Transnet (refer to note 5).